SEGMENT INFORMATION (Tables)	3 Months Ended
Mar. 31, 2012
SEGMENT INFORMATION
Schedule of reconciliation of revenues for each reportable segment and other reconciling items

	March 31,	December 31,
	2012	2011
Assets:
Hospital Operations and other	$8,472	$8,389
Conifer	73	73
Total	$8,545	$8,462

	Three Months Ended
	March 31,
	2012	2011
Capital expenditures:
Hospital Operations and other	$133	$113
Conifer	3	3
Total	$136	$116

Revenues:
Hospital Operations and other	$2,285	$2,236
Conifer
Tenet	90	60
Other customers	17	14
	2,392	2,310
Intercompany eliminations	(90)	(60)
Total	$2,302	$2,250

Adjusted EBITDA:
Hospital Operations and other	$285	$366
Conifer	25	5
Total	$310	$371

Depreciation and amortization:
Hospital Operations and other	$98	$96
Conifer	2	2
Total	$100	$98

Adjusted EBITDA	$310	$371
Depreciation and amortization	(100)	(98)
Interest expense	(98)	(118)
Litigation and investigation costs	(2)	(11)
Impairment of long-lived assets	(3)	(8)
Investment earnings	1	1
Income before income taxes	$108	$137

Summary of adjusted segments proforma EBITDA

	Three Months Ended
	March 31,
	2012	2011
Adjusted supplemental EBITDA:
Hospital Operations and other	$301	$366
Conifer	9	5
Total	$310	$371